245 Summer Street

Fidelity® Investments

Boston, MA 02210

November 3, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Concord Street Trust (the trust): File Nos. 033-15983 and 811-05251 Fidelity Flex 500 Index Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplement(s) to the registration statement for the fund(s) listed above. The purpose of this filing is to submit the 497 filing in XBRL for the fund(s).

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Sincerely,

/s/Renee Cummings
Renee Cummings
Legal Product Group